AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 12, 2000

                                                      REGISTRATION NO. 333-13151
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6
                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:
                        MUNICIPAL INVESTMENT TRUST FUND
                          MONTHLY PAYMENT SERIES--603
                              DEFINED ASSET FUNDS

B. NAME OF DEPOSITOR:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                                  SALOMON SMITH BARNEY INC.
                                                       388 GREENWICH STREET--23RD FLOOR
                                                              NEW YORK, NY 10013

      PRUDENTIAL SECURITIES      PAINEWEBBER INCORPORATED     DEAN WITTER REYNOLDS INC.
          INCORPORATED              1285 AVENUE OF THE             TWO WORLD TRADE
       ONE NEW YORK PLAZA                AMERICAS                CENTER--59TH FLOOR
       NEW YORK, NY 10292           NEW YORK, NY 10019           NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.        LEE B. SPENCER, JR.         ROBERT E. HOLLEY
      P.O. BOX 9051           ONE NEW YORK PLAZA          1200 HARBOR BLVD.
PRINCETON, NJ 08543-9051      NEW YORK, NY 10292         WEEHAWKEN, NJ 07087

                                  COPIES TO:             DOUGLAS LOWE, ESQ.
                            PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
    MICHAEL KOCHMANN                 ESQ.                  TWO WORLD TRADE
    388 GREENWICH ST.        450 LEXINGTON AVENUE        CENTER--59TH FLOOR
   NEW YORK, NY 10013         NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year in March, 2000.

Check box if it is proposed that this filing will become effective on April 21, 2000 pursuant to paragraph (b) of Rule 485. /X/

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                           DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MONTHLY PAYMENT SERIES--603
                           (A UNIT INVESTMENT TRUST)
                           -  PORTFOLIO OF LONG-TERM MUNICIPAL BONDS
                           - DESIGNED FOR INCOME FREE FROM REGULAR FEDERAL INCOME TAX
                           -  MONTHLY INCOME DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated April 21, 2000.

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Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, JANUARY 31, 2000.

CONTENTS
                                       PAGE
                                       ----
Risk/Return Summary..................     3
What You Can Expect From Your
  Investment.........................     7
  Monthly Income.....................     7
  Return Figures.....................     7
  Records and Reports................     7
The Risks You Face...................     8
  Interest Rate Risk.................     8
  Call Risk..........................     8
  Reduced Diversification Risk.......     8
  Liquidity Risk.....................     8
  Concentration Risk.................     8
  Bond Quality Risk..................     9
  Insurance Related Risk.............     9
  Litigation and Legislation Risks...     9
Selling or Exchanging Units..........    10
  Sponsors' Secondary Market.........    10
  Selling Units to the Trustee.......    10
  Exchange Option....................    11
How The Fund Works...................    11
  Pricing............................    11
  Evaluations........................    11
  Income.............................    12
  Expenses...........................    12
  Portfolio Changes..................    12
  Fund Termination...................    13
  Certificates.......................    13
  Trust Indenture....................    14
  Legal Opinion......................    14
  Auditors...........................    13
  Sponsors...........................    14
  Trustee............................    14
  Underwriters' and Sponsors'
    Profits..........................    14
  Public Distribution................    15
  Code of Ethics.....................    15
Taxes................................    15
Supplemental Information.............    16
Financial Statements.................   D-1

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RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
  -  The Fund plans to hold to maturity 17
     long-term tax-exempt municipal bonds,
     and some short-term bonds reserved to
     pay the deferred sales fee, with a
     current aggregate face amount of
     $8,445,000. The Fund is a unit
     investment trust which means that,
     unlike a mutual fund, the Fund's
     portfolio is not managed.
  -  When the bonds were initially deposited
     (February 5, 1997), they were rated A or better by Standard & Poor's, Moody's or
     Fitch, or in the opinion of the agent
     for the Sponsors had similar credit
     quality to bonds rated A or better. THE
     CREDIT QUALITY OF THE BONDS MAY
     CURRENTLY BE LOWER.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  39% of the bonds are insured by
     insurance companies. Insurance
     guarantees timely payments of principal
     and interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  -  Hospital/Health Care                     31%
  -  Housing                                  30%
  -  Lease Rental Appropriation               10%
  -  Miscellaneous                             8%
  -  Municipal Water/Sewer Utilities           2%
  -  Universities/Colleges                    19%

 4.  WHAT ARE THE SIGNIFICANT RISKS?
     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:
  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.
  -  Because the Fund is concentrated in
     hospital/health care and housing bonds,
     adverse developments in these sectors
     may affect the value of your units.
  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.
  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want monthly income free
     from regular federal income tax. You
     will benefit from a professionally
     selected and supervised portfolio whose
     risk is reduced by investing in bonds of several different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of each month):
     Regular Monthly Income per unit                 $ 4.48
     Annual Income per unit                          $53.81
     RECORD DAY: 10th day of each month

     THESE FIGURES ARE ESTIMATES ON THE EVALUATION DATE;
     ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses
     you may pay, directly or indirectly,
     when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                   2.90%

     You will pay an up-front sales fee of
        % as well as a deferred sales fee of
     $3.75 per unit quarterly November,
     February, May and August, through
                  .

     Employees of some of the Sponsors and
     their affiliates may be charged a
     reduced sales fee of no less than $5.00
     per Unit.

     The maximum sales fee is reduced if you
     invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

                                                     $0.70
     Trustee's Fee
                                                     $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
     ESTIMATED ANNUAL FUND OPERATING EXPENSES
                                                     AMOUNT
                                                    PER UNIT
                                                    --------
                                                     $0.14
     Evaluator's Fee
                                                     $0.20
     Organization Costs
                                                     $0.35
     Other Operating Expenses
                                                     -----
                                                     $1.94
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR MONTHLY PAYMENT SERIES, WHICH HAD THE
     SAME INVESTMENT OBJECTIVES, STRATEGIES AND
     TYPES OF BONDS AS THIS FUND. These prior series differed in that they charged a higher sales fee. These prior Monthly Payment Series were offered between February 4, 1988 and September
     26, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR
     SERIES IS NO GUARANTEE OF FUTURE RESULTS OF
     THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

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 High                    2.54%     6.99%     5.54%     2.93%     8.19%     6.07%
 Average                 -5.08      5.05      5.19     -3.17      6.07      5.77
 Low                     -13.64     2.91      4.92     -10.92     3.63      5.50

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 Average
 Sales fee               2.02%     5.06%     5.77%

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Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                 $933.23
     (as of January 31, 2000)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m.
     Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly. In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax.
     A portion of the income may also be exempt from state and local personal income taxes, depending on where you live.

     You will also receive principal payments if bonds are sold, called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your monthly income in cash unless you choose to compound your income by reinvesting with no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective.
     Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS.
     READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

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    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                                      EFFECTIVE
TAXABLE INCOME 2000*                  % TAX                                  TAX-FREE YIELD OF
  SINGLE RETURN      JOINT RETURN     BRACKET      3%        3.5%        4%        4.5%        5%        5.5%        6%
                                                                    IS EQUIVALENT TO A TAXABLE YIELD OF
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$      0- 26,250   $      0- 43,850    15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
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$ 26,251- 63,550   $ 43,851-105,950    28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
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$ 63,551-132,600   $105,951-161,450    31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
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$132,601-288,350   $161,451-288,350    36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
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  OVER $288,350    OVER $288,350       39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93
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TAXABLE INCOME 20
  SINGLE RETURN     6.5%
                      IS
                   EQUIVALENT
                     TO A
                   TAXABLE
                   YIELD OF
-----------------
$      0- 26,250     7.65
-----------------
$ 26,251- 63,550     9.03
-----------------
$ 63,551-132,600     9.42
                   --------
-----------------
$132,601-288,350    10.16
                   --------
-----------------
  OVER $288,350     10.76
                   --------
-----------------

To compare the yield of a taxable security with the yield of a federally tax-free security, find your taxable income and read across. The table incorporates 2000 federal income tax rates and assumes that all income would otherwise be taxed at a U.S. investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase-out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.

Along with your monthly income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.
You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity. For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Fund from selling bonds to any Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, the Fund is said to be "concentrated" in that bond type, which makes the Fund less diversified.

Here is what you should know about the Fund's concentration in housing bonds. Multi-family housing revenue bonds and single family mortgage revenue bonds are issued to provide financing for various housing projects. These bonds are payable primarily from the revenue derived from mortgage loans to housing projects for low to moderate income familities or notes secured by mortgages on residences. Repayment of these bonds is dependent upon, among other things:
  - occupany levels;
  - rental income;
  - the default rate on the underlying mortgage loans;
  - the ability of mortgage insurers to pay claims;
  - the continued availability of federal, state or local housing subsidiary programs;

  - economic conditions in local markets;
  - construction costs;
  - taxes;
  - utility costs;
  - the level of operating expenses; and
  - the managerial ability of project managers.

Housing bonds generally may be prepaid at any time. Therefore, their average life will ordinarily be less then their stated maturity.

Here is what you should know about the Fund's concentration in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to healthcare providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance.
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentration over time.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds may be backed by insurance companies (as shown under Portfolio). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales fee. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

These costs are amortized over the first five years of the Fund.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales charges you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributions to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;

  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an indirect wholly-owned subsidiary of the Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street,
17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. Consult your tax adviser in this regard.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolio, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MONTHLY PAYMENT SERIES - 603,
DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Monthly Payment Series - 603,
  Defined Asset Funds:

We have audited the accompanying statement of condition of Municipal Investment Trust Fund, Monthly Payment Series - 603, Defined Asset Funds, including the portfolio, as of January 31, 2000 and the related statements of operations and of changes in net assets for the years ended January 31, 2000 and 1999 and the period February 6, 1997 to January 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at January 31, 2000, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Monthly Payment Series - 603, Defined Asset Funds at January 31, 2000 and the results of its operations and changes in its net assets for the above-stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
March 30, 2000

MUNICIPAL INVESTMENT TRUST FUND,
MONTHLY PAYMENT SERIES - 603,
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF JANUARY 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $8,216,104)(Note 1)......................                  $7,654,206
  Accrued interest receivable......................                      99,061
  Accrued interest receivable on segregated bonds..                       1,613
  Cash.............................................                       9,559
  Deferred organization costs (Note 5).............                       4,037
                                                                   _____________

              Total trust property.................                   7,768,476

LESS LIABILITIES:
  Deferred sales charge............................   $   71,781
  Accrued expenses.................................        7,045         78,826
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  8,423 units of fractional undivided
    interest outstanding (Note 3)..................    7,662,515
  Undistributed net investment income..............       27,135
                                                    _____________
                                                                     $7,689,650
                                                                   =============
UNIT VALUE ($7,689,650/8,423 units)................                     $912.93
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MONTHLY PAYMENT SERIES - 603,
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                         February 6,
                                                                               1997
                                                                                 to
                                               Years Ended January 31,    January 31,
                                                 2000         1999             1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................  $  511,579     $547,534   $  557,143
  Interest income on segregated bonds.......       7,208       13,461       17,499
  Trustee's fees and expenses...............     (10,446)      (9,636)      (9,498)
  Sponsors' fees............................      (4,348)      (4,603)      (4,606)
  Organizational expenses...................      (2,019)      (2,019)      (2,019)
                                             _________________________________________
  Net investment income.....................     501,974      544,737      558,519
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................     (17,546)      21,517
  Unrealized appreciation (depreciation)
    of investments..........................  (1,228,268)     102,454      563,916
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................  (1,245,814)     123,971      563,916
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................  $ (743,840)    $668,708   $1,122,435
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MONTHLY PAYMENT SERIES - 603,
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            February 6,
                                                                                  1997
                                                                                    to
                                                 Years Ended January 31,    January 31,
                                                   2000         1999             1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $   501,974  $   544,737  $   558,519
  Realized gain (loss) on securities
    sold or redeemed..........................      (17,546)      21,517
  Unrealized appreciation (depreciation)
    of investments............................   (1,228,268)     102,454      563,916
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................     (743,840)     668,708    1,122,435
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................     (495,611)    (529,256)    (510,557)
  Principal...................................      (18,206)
                                               _________________________________________
  Total distributions.........................     (513,817)    (529,256)    (510,557)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  1,084 and 587 units, respectively...........   (1,048,495)    (606,678)

DEFERRED SALES CHARGE (Note 6)................     (146,670)    (162,416)    (113,558)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........   (2,452,822)    (629,642)     498,320

NET ASSETS AT BEGINNING OF PERIOD.............   10,142,472   10,772,114   10,273,794
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $ 7,689,650  $10,142,472  $10,772,114
                                               =========================================
PER UNIT:
  Income distributions during period..........       $54.11       $54.32       $50.58
                                               =========================================
  Principal distributions during period.......        $2.09
                                               =========================================
  Net asset value at end of period............      $912.93    $1,066.84    $1,067.18
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......        8,423        9,507       10,094
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MONTHLY PAYMENT SERIES - 603,
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on February 6, 1997 was based upon offer side evaluations at February 4, 1997 the day prior to the Date of Deposit. Cost of securities at February 6, 1997 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 8,423 units at Date of Deposit..............    $8,573,030
      Redemptions of units - net cost of 1,671 units
        redeemed less redemption amounts..................        50,094
      Realized gain on securities sold or redeemed........         3,971
      Principal distributions.............................       (18,206)
      Deferred sales charge...............................      (422,644)
      Interest income on segregated bonds.................        38,168
      Net unrealized depreciation of investments..........      (561,898)
                                                           ______________

      Net capital applicable to Holders...................    $7,662,515
                                                           ==============

  4.  INCOME TAXES

      As of January 31, 2000, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $561,898, of which $81 related to appreciated securities and $561,979 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $8,216,104 at January 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MONTHLY PAYMENT SERIES - 603,
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED SALES CHARGE

      The sales charges are being paid for with the interest received and by periodic sales of these bonds. A deferred sales charge of $3.75 per unit is charged on a quarterly basis, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per unit over the first three years of the life of the Fund. Should a Holder redeem units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

  6.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

MUNICIPAL INVESTMENT TRUST FUND,
MONTHLY PAYMENT SERIES - 603,
DEFINED ASSET FUNDS

PORTFOLIO
AS OF JANUARY 31, 2000

                                         Rating                                       Optional
    Portfolio No. and Title of             of            Face                         Redemption
            Securities                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost         Value(2)
            __________                   _________       ______  ______ _____________ _____________          _______      ________
 1 Alaska Hsg. Fin. Corp., Govt. Purp.     AAA       $  750,000   5.875%   2024       12/01/05            $  751,410    $  721,072
   Bonds, Ser. 1995 A (MBIA Ins.)(4)                                                  @ 102.000

 2 Illinois Hlth. Fac. Auth., Rev          AA           215,000   5.875    2022       08/15/07               216,417       198,494
   Rfdg. Bonds (Advocate Hlth. Care                                                   @ 102.000
   Network), Ser. 1997 A.

 3 Indiana Rec. Dev. Comm. Rev.            A+           375,000   6.125    2019       07/01/04               382,995       366,454
   Bonds Ser 1994 A.                                                                  @ 101.000

 4 City of Indiannapolis, IN, Econ.        AAA          670,000   5.500    2026       07/01/06               646,329       600,621
   Dev. Rev. Bonds (Archdiocese of                                                    @ 102.000
   Indiananpolis Educl. Facs. Proj.),
   Ser. 1996 (MBIA Ins.)(4)

 5 Maine State Hsg. Auth., Mort.           AA           750,000   5.650    2020       02/01/04               735,503       693,037
   Purchase Bonds. Ser. 1994 A.                                                       @ 102.000

 6 Board of Regents of Eastern             AAA          250,000   5.500    2027       12/01/06               244,565       224,895
   Michigan University, General                                                       @ 101.000
   Revenue Bonds, Ser. 1997
   (Financial Guaranty Ins.)(4)

 7 Michigan State Hsg. Dev. Auth.,         AA-          565,000   5.800    2019       04/01/04               565,000       531,964
   Rental Hsg. Rev. Bonds,                                                            @ 102.000
   Ser. 1994 B

 8 New York State Urban Dev. Corp.,        A(f)         465,000   5.700    2027       01/01/07               451,975       422,890
   Corr. Cap. Fac. Rev. Bonds, Ser. 7                                                 @ 102.000

 9 Dormitory Auth. of the State of New     A(f)          35,000   5.500    2021       07/01/07                33,199        31,353
   York, Dept. of Hlth. (Veterans                                                     @ 102.000
   Home Issue), Rev. Bonds, Ser. 1996

10 Dormitory Auth. of the State of         A            690,000   5.375    2026       02/15/06               644,460       594,677
   New York, Mental Hlth. Svcs. Facs.                                                 @ 102.000
   Imp. Rev. Bonds, Ser. 1996 B


MUNICIPAL INVESTMENT TRUST FUND,
MONTHLY PAYMENT SERIES - 603,
DEFINED ASSET FUNDS

PORTFOLIO
AS OF JANUARY 31, 2000

                                         Rating                                       Optional
    Portfolio No. and Title of             of            Face                         Redemption
            Securities                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost         Value(2)
            __________                   _________       ______  ______ _____________ _____________          _______      ________
11 Dormitory Auth. of the State of         A(f)      $  660,000   5.400%   2023       05/15/04            $  616,136    $  580,444
   New York, State Univ. Educl. Facs.,                                                @ 102.000
   Rev. Bonds, Ser. 1993 C

12 Montgomery Cnty., PA, Indl. Dev.        A-           135,000   5.875    2022       11/15/06               132,785       115,833
   Auth. Retirement Cmnty. Rev. Rfdg.                                                 @ 102.000
   Bonds (Adult Cmnty. Total Svc.,
   Inc. Oblig. Grp.), Ser. 1996 A

13 Rhode Island Hlth. and Educl. Bldg.     A-           750,000   5.750    2026       11/15/07               724,043       622,335
   Corp., Hosp. Fin. Rev. Bonds, South                                                @ 102.000
   Cnty. Hosp., Inc. Issue, Ser. 1997

14 Rhode Island Hlth. and Educl. Bldg.     AAA          670,000   5.375    2024       11/15/06               635,287       585,138
   Corp. Hosp. Fin. Rev. Bonds, South                                                 @ 102.000
   Cnty. Hosp., Inc. Issue, Ser. 1997

15 West Virginia Hsg. Dev. Fund. Hsg.      AAA          510,000   6.050    2027       11/01/06               512,065       492,793
   Fin. Bonds. Ser. 1997 A                                                            @ 102.000

16 Village of Menomonee Falls, WI,         AAA          150,000   4.300    2000       None                   150,000       150,081
   Waukesha Cnty., Sewerage Sys. Rev.
   Bonds Ser. 1996 A (AMBAC Ins.)
   (4)(5)

17 Wisconsin Hlth. and Educl. Fac.         AAA          805,000   5.500    2020       12/15/07               773,935       722,125
   Auth., Rev. Rfdg. Bonds (United                                                    @ 102.000
   Hlth. Grp., Inc.), Ser. 1997 B
   (MBIA)(4)

                                                  ______________                                       ______________ _____________
TOTAL                                                $8,445,000                                           $8,216,104    $7,654,206
                                                  ==============                                       ============== =============

                             See Notes to Portfolio.

MUNICIPAL INVESTMENT TRUST FUND,
MONTHLY PAYMENT SERIES - 603,
DEFINED ASSET FUNDS

NOTES TO PORTFOLIO
AS OF JANUARY 31, 2000

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) Insured by the indicated municipal bond insurance company.

   (5) It is anticipated that interest and principal received from these bonds will be applied to the payment of the Trust's deferred sales charges.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most recent free             MONTHLY PAYMENT SERIES--603
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Bank of New York                     complete information about the
1-800-221-7771                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-13151) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     11522--4/00

                        MUNICIPAL INVESTMENT TRUST FUND
                             MONTHLY PAYMENT SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1-- Form of Standard Terms and Conditions of Trust Effective as of
           October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to Amendment No. 1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                        MUNICIPAL INVESTMENT TRUST FUND
                          MONTHLY PAYMENT SERIES--603
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MONTHLY PAYMENT SERIES--603, DEFINED ASSET FUNDS CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 12TH DAY OF APRIL, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIERIN
     JOHN L. STEFFENS
     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553 and 333-89045

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)